Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	956	13,742
Accounts receivable, net (note 5 and 15(d))	66,503	70,177
Unbilled revenue (note 6 and 15(d))	43,622	32,168
Inventories	7,449	5,907
Prepaid expenses and deposits (note 7)	2,253	2,152
Assets held for sale (note 8 and 15(a))	29,589	52
Deferred tax assets (note 9)	5,609	3,678
Total current assets	155,981	127,876
Plant and equipment, net (note 10)	260,898	277,975
Other assets (note 11(a))	9,755	12,130
Deferred tax assets (note 9)	29,947	27,660
Total Assets	456,581	445,641
Current liabilities
Accounts payable	58,089	48,438
Accrued liabilities (note 12)	14,997	15,655
Billings in excess of costs incurred and estimated earnings on uncompleted contracts (note 6)	0	6,357
Capital Lease Obligations, Current	22,201	14,996
Deferred tax liabilities (note 9)	20,056	8,036
Total current liabilities	115,343	93,482
Long term debt (note 13(a))	64,269	75,000
Capital lease obligations (note 14)	41,854	28,299
Other long term obligations (note 16(a))	3,459	7,207
Deferred tax liabilities (note 9)	42,077	49,818
Total liabilities	267,002	253,806
Shareholders' equity
Common shares (authorized - unlimited number of voting common shares) (note 17(a))	290,800	290,517
Treasury shares (note 17(a))	(3,685)	0
Additional paid-in capital	19,866	14,750
Deficit	(117,402)	(113,432)
Total shareholders' equity	189,579	191,835
Total liabilities and shareholders' equity	456,581	445,641
Commitments (note 18)
Contingencies (note 19)